Related Party Transactions (Details) - Adagio Medical Inc	6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($) item	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 USD ($)	Oct. 27, 2022 USD ($)
October 2022 Convertible Notes
Related Party Transactions
Principal amount				$ 9,500,000	$ 9,500,000
Related Party | Fjord | Shared Services Agreement
Related Party Transactions
Amount of transaction	$ 800,000	$ 600,000	$ 1,400,000	1,100,000
Related Party | Fjord | Sub-lease of office and manufacturing space
Related Party Transactions
Amount of transaction	$ 25,500	$ 50,900	$ 100,000	$ 100,000
Office and manufacturing space | item	4,992		4,992
Related Party | Fjordinvest | October 2022 Convertible Notes
Related Party Transactions
Principal amount					$ 500,000